Other assets - Deferred lease inducements asset (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Lease Inducements Asset [Roll Forward]
Balance, beginning of year	CAD 927	CAD 1,070
Amortization of deferred lease inducements	(143)	(143)
Balance, end of year	CAD 784	CAD 927